Stock-Based Compensation (Tables)	3 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of black-scholes option-pricing model
September 30, 2021
Expected volatility	100%
Expected term	5 years
Dividend yield	0%
Risk-free interest rates	0.8%

Schedule of summarizing employee and non-employee stock option activity
		Weighted Average	Aggregate
	Number of Options	Exercise Price	Intrinsic Value
Outstanding at June 30, 2021	0	$	$
Granted	20,000	2.00		0
Exercised	0		$
Expired/Cancelled	0
Outstanding at September 30, 2021	20,000	$2.00		$0
Exercisable at September 30, 2021	17,500	$2.00		$0